Assets pledged and collateral	12 Months Ended
Dec. 31, 2012
Assets pledged and collateral
34 Assets pledged and collateral
Assets pledged
The Group pledges assets mainly for repurchase agreements and other securities financing. Certain pledged assets may be encumbered, meaning they have the right to be sold or repledged. The encumbered assets are parenthetically disclosed on the consolidated balance sheet.

end of	2012	2011

Assets pledged (CHF million)

Total assets pledged or assigned as collateral	151,419	157,856

of which encumbered	90,745	96,922

Collateral
The Group receives cash and securities in connection with resale agreements, securities borrowing and loans, derivative transactions and margined broker loans. A substantial portion of the collateral and securities received by the Group was sold or repledged in connection with repurchase agreements, securities sold not yet purchased, securities borrowings and loans, pledges to clearing organizations, segregation requirements under securities laws and regulations, derivative transactions and bank loans.

end of	2012	2011

Collateral (CHF million)

Fair value of collateral received with the right to sell or repledge	402,793	373,657

of which sold or repledged	292,514	332,718

Other information
end of	2012	2011

Other information (CHF million)

Cash and securities restricted under foreign banking regulations	14,340	17,943

Swiss National Bank required minimum liquidity reserves	2,441	2,294

Bank
Assets pledged and collateral
33 Assets pledged and collateral
Assets pledged
The Bank pledges assets mainly for repurchase agreements and other securities financing. Certain pledged assets may be encumbered, meaning they have the right to be sold or repledged. The encumbered assets are parenthetically disclosed on the consolidated balance sheet.

end of	2012	2011

Assets pledged (CHF million)

Total assets pledged or assigned as collateral	145,598	152,527

of which encumbered	90,745	96,922

Collateral
The Bank receives cash and securities in connection with resale agreements, securities borrowing and loans, derivative transactions and margined broker loans. A substantial portion of the collateral and securities received by the Bank was sold or repledged in connection with repurchase agreements, securities sold not yet purchased, securities borrowings and loans, pledges to clearing organizations, segregation requirements under securities laws and regulations, derivative transactions and bank loans.

end of	2012	2011

Collateral (CHF million)

Fair value of collateral received with the right to sell or repledge	402,784	373,794

of which sold or repledged	292,531	332,878

Other information
end of	2012	2011

Other information (CHF million)

Cash and securities restricted under foreign banking regulations	14,340	17,943

Swiss National Bank required minimum liquidity reserves	2,312	2,178

> Refer to “Note 34 – Assets pledged and collateral” in V – Consolidated financial statements – Credit Suisse Group for further information.